ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued payroll and welfare	$ 19,043,496	$ 15,761,463
Income and non-income based taxes payables	7,319,738	9,389,054
Accrued professional expenses	4,300,517	2,445,075
Accrued marketing expenses	3,863,879	4,182,606
Advanced from customers	3,425,224	1,904,019
Accrued data and IT service expenses	1,301,092	1,467,007
Others	425,099	1,259,754
Total	42,381,946	37,777,749
Employees
Accrued Expenses And Other Current Liabilities [Line Items]
Amounts due to employees for sale of their shares exercised under the share incentive plan	$ 2,702,901	$ 1,368,771